INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets / (liabilities)
Deferred tax assets	$ 91,403,537	$ 15,713,555
Deferred tax assets	115,041,388	19,880,592
Deferred tax liability	(23,637,851)	(4,167,037)
Total Net Assets by deferred Tax	91,403,537	15,713,555	$ 32,500,045
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	4,175,579	19,437,325
Deferred tax liability	(20,565,272)	(12,813,693)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	110,865,809	443,267
Deferred tax liability	$ (3,072,579)	$ 8,646,656